TRANSACTION AND BUSINESS COMBINATION - Common Stock in Innovid Corp (Details) - shares	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)		119,017,380	16,275,609
Innovid Corp
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)			16,275,609
Warrant exercised (in shares)	132,392
Stock options exercised (in shares)	3,180,943
Conversion of redeemable convertible preferred stock into common stock (in shares)	73,690,340
Conversion of Legacy Innovid warrants ( in shares)	507,994
Exchanged into Innovid Corp. common stock on November 30, 2021 (in shares)	93,787,278